Quarterly Holdings Report
for

Fidelity Advisor® Technology Fund

October 31, 2019

AFTF-QTLY-1219
1.809103.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Communications Equipment - 1.5%
Communications Equipment - 1.5%
Arista Networks, Inc. (a)	19,300	$4,720,201
Cisco Systems, Inc.	619,413	29,428,312
Motorola Solutions, Inc.	2,800	465,696
		34,614,209
Electronic Equipment & Components - 1.6%
Electronic Components - 0.3%
Corning, Inc.	288,472	8,547,425
Electronic Equipment & Instruments - 0.5%
Keysight Technologies, Inc. (a)	65,125	6,571,764
Zebra Technologies Corp. Class A (a)	19,500	4,638,465
		11,210,229
Electronic Manufacturing Services - 0.5%
TE Connectivity Ltd.	124,000	11,098,000
Technology Distributors - 0.3%
CDW Corp.	53,300	6,817,603

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		37,673,257

Entertainment - 1.8%
Interactive Home Entertainment - 0.5%
Activision Blizzard, Inc.	200,800	11,250,824
Movies & Entertainment - 1.3%
Netflix, Inc. (a)	105,466	30,311,983

TOTAL ENTERTAINMENT		41,562,807

Equity Real Estate Investment Trusts (REITs) - 0.4%
Diversified REITs - 0.4%
Ant International Co. Ltd. Class C (a)(b)(c)	1,469,829	9,671,475
Interactive Media & Services - 2.0%
Interactive Media & Services - 2.0%
Alphabet, Inc. Class C (a)	35,755	45,055,233
Internet & Direct Marketing Retail - 2.2%
Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc. (a)	11,700	20,786,922
eBay, Inc.	628,500	22,154,625
Pinduoduo, Inc. ADR (a)	164,476	6,723,779
		49,665,326
IT Services - 21.2%
Data Processing & Outsourced Services - 17.8%
Alliance Data Systems Corp.	16,100	1,610,000
Automatic Data Processing, Inc.	88,985	14,436,037
Fidelity National Information Services, Inc.	379,389	49,988,295
Fiserv, Inc. (a)	240,578	25,534,949
FleetCor Technologies, Inc. (a)	44,400	13,063,368
Global Payments, Inc.	108,121	18,291,911
MasterCard, Inc. Class A	319,200	88,357,752
PagSeguro Digital Ltd. (a)	83,100	3,081,348
Paychex, Inc.	114,513	9,577,867
PayPal Holdings, Inc. (a)	391,700	40,775,970
Square, Inc. (a)	111,600	6,855,588
Visa, Inc. Class A	750,316	134,201,520
		405,774,605
Internet Services & Infrastructure - 1.7%
Akamai Technologies, Inc. (a)	58,700	5,077,550
GoDaddy, Inc. (a)	62,100	4,038,363
MongoDB, Inc. Class A (a)(d)	124,600	15,920,142
Okta, Inc. (a)	53,700	5,857,059
VeriSign, Inc. (a)	38,657	7,345,603
		38,238,717
IT Consulting & Other Services - 1.7%
Accenture PLC Class A	166,211	30,818,844
Gartner, Inc. (a)	31,533	4,858,605
Leidos Holdings, Inc.	43,660	3,764,802
		39,442,251

TOTAL IT SERVICES		483,455,573

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(c)	387,462	390,664
Road & Rail - 0.6%
Trucking - 0.6%
Lyft, Inc.	128,742	5,335,068
Uber Technologies, Inc.	232,064	7,236,916
		12,571,984
Semiconductors & Semiconductor Equipment - 16.5%
Semiconductor Equipment - 4.3%
Applied Materials, Inc.	895,400	48,584,404
ASML Holding NV (Netherlands)	37,500	9,829,298
KLA-Tencor Corp.	54,900	9,280,296
Lam Research Corp.	111,200	30,139,648
SunEdison, Inc. (a)(c)	500	0
		97,833,646
Semiconductors - 12.2%
Advanced Micro Devices, Inc. (a)	339,300	11,512,449
ams AG (a)	51,537	2,303,884
Analog Devices, Inc.	130,900	13,957,867
Broadcom, Inc.	94,955	27,807,572
Intel Corp.	624,051	35,277,603
Marvell Technology Group Ltd.	626,161	15,272,067
Microchip Technology, Inc. (d)	82,900	7,816,641
Micron Technology, Inc. (a)	416,000	19,780,800
NVIDIA Corp.	202,450	40,696,499
NXP Semiconductors NV	213,600	24,282,048
ON Semiconductor Corp. (a)	142,715	2,911,386
Qorvo, Inc. (a)	48,500	3,921,710
Qualcomm, Inc.	495,150	39,829,866
Skyworks Solutions, Inc.	62,500	5,691,250
Texas Instruments, Inc.	241,569	28,502,726
		279,564,368

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		377,398,014

Software - 30.3%
Application Software - 11.1%
Adobe, Inc. (a)	248,516	69,070,052
ANSYS, Inc. (a)	27,280	6,005,692
Atlassian Corp. PLC (a)	74,300	8,974,697
Autodesk, Inc. (a)	78,100	11,508,816
Cadence Design Systems, Inc. (a)	98,378	6,429,002
Citrix Systems, Inc.	47,500	5,170,850
Datadog, Inc. Class A (a)(d)	5,500	184,745
Everbridge, Inc. (a)	168,900	11,740,239
Intuit, Inc.	132,300	34,067,250
Nutanix, Inc. Class B (a)(e)	39,963	1,167,719
Salesforce.com, Inc. (a)	435,139	68,094,902
Splunk, Inc. (a)	48,300	5,794,068
SS&C Technologies Holdings, Inc.	192,500	10,011,925
Synopsys, Inc. (a)	51,931	7,049,633
Workday, Inc. Class A (a)	52,500	8,513,400
		253,782,990
Systems Software - 19.2%
Cloudflare, Inc. (a)	11,000	185,240
Crowdstrike Holdings, Inc. (d)	3,600	179,676
Fortinet, Inc. (a)	49,623	4,047,252
Microsoft Corp.	2,869,200	411,357,204
Palo Alto Networks, Inc. (a)	33,300	7,572,087
ServiceNow, Inc. (a)	62,500	15,453,750
		438,795,209

TOTAL SOFTWARE		692,578,199

Technology Hardware, Storage & Peripherals - 20.5%
Technology Hardware, Storage & Peripherals - 20.5%
Apple, Inc.	1,836,329	456,805,201
NetApp, Inc.	95,800	5,353,304
Western Digital Corp.	101,100	5,221,815
		467,380,320
TOTAL COMMON STOCKS
(Cost $1,615,538,552)		2,252,017,061

Convertible Preferred Stocks - 0.2%
Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
Reddit, Inc. Series D (b)(c)	94,300	2,896,896
Road & Rail - 0.1%
Trucking - 0.1%
Convoy, Inc. Series D (b)(c)	81,762	1,107,057
Software - 0.0%
Application Software - 0.0%
UiPath, Inc.:
Series A1 (b)(c)	9,631	378,996
Series B1 (b)(c)	480	18,889
Series B2 (b)(c)	2,389	94,011
		491,896
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,643,971)		4,495,849

Money Market Funds - 2.1%
Fidelity Cash Central Fund 1.83% (f)	22,747,446	22,751,995
Fidelity Securities Lending Cash Central Fund 1.84% (f)(g)	24,811,168	24,813,649
TOTAL MONEY MARKET FUNDS
(Cost $47,565,644)		47,565,644
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $1,666,748,167)		2,304,078,554
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(20,061,339)
NET ASSETS - 100%		$2,284,017,215

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,167,324 or 0.6% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,167,719 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$8,245,741
Convoy, Inc. Series D	10/30/19	$1,107,057
Reddit, Inc. Series D	2/4/19	$2,045,018
UiPath, Inc. Series A1	6/14/19	$378,996
UiPath, Inc. Series B1	6/14/19	$18,889
UiPath, Inc. Series B2	6/14/19	$94,011

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$72,677
Fidelity Securities Lending Cash Central Fund	13,641
Total	$86,318

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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